PLEDGED ASSETS (Details) (EUR €)	Dec. 31, 2012	Dec. 31, 2011
Financial Instruments Owned And Pledged As Collateral Details [Abstract]
Pledged amounts relating to notes backed with consumer loans and credit cards.	€ 33,218,700,000	€ 32,665,500,000
The carrying amount of trading, available for sale, money market investments and held to maturity securities that serve as collateral for borrowings.	2,917,900,000
Pledged amounts relating to bonds covered with mortgage loans	8,400,000,000
Pledged amounts relating to notes backed with consumer loans and credit cards.	9,492,900,000
Special Greek government bonds	787,000,000
Pledged amounts relating to loans.	12,408,000,000
Floating Rate notes issued under the government guaranteed borrowing facility held by the Bank.	14,798,300,000
EFSF bonds obtained as an advance from HFSF	€ 7,430,000,000